Schedule of Fair Value Hierarchy For Assets And Liabilities Not Carried At Fair Value (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 342,774	$ 268,939
Total assets	1,917,528	1,728,672
LIABILITIES
Securitization liabilities at amortized cost	15,072	15,262
Subordinated notes and debentures	11,290	11,230
Total liabilities	1,806,145	1,628,854
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	326,436	268,452
Total loans, net of allowance for loan losses	810,912	725,177
Total assets	1,137,348	993,629
LIABILITIES
Deposits	1,218,552	1,124,762
Securitization liabilities at amortized cost	14,366	15,202
Subordinated notes and debentures	10,853	11,838
Total liabilities	1,243,771	1,151,802
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	244,523	207,927
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	81,913	60,525
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses		20
Total assets		20
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses		20
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	326,425	268,421
Total loans, net of allowance for loan losses	261,618	251,034
Total assets	588,043	519,455
LIABILITIES
Deposits	1,218,552	1,124,762
Securitization liabilities at amortized cost	14,366	15,202
Subordinated notes and debentures	10,853	11,838
Total liabilities	1,243,771	1,151,802
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	244,513	207,897
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	81,912	60,524
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	11	11
Total loans, net of allowance for loan losses	549,294	474,143
Total assets	549,305	474,154
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	10	10
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 1	$ 1